UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
7/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (130.4%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.3%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	$1,100,000	$1,190,893

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6 1/2s, 10/1/53	BBB-	500,000	574,860
zero %, 10/1/46	BBB-	3,950,000	2,601,826

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,145,120

			5,512,699
Arizona (5.3%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	A3	1,750,000	1,879,553

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	1,800,000	5,380
7 1/4s, 12/1/19 (escrow)(F)	D/P	1,000,000	2,989

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	2,000,000	2,186,900

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	2,200,000	2,518,516

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co. Cholla Pwr. Plant), Ser. E, 5 3/4s, 6/1/34	A2	1,950,000	2,024,139

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6s, 7/1/32	BB/F	200,000	211,678
(Choice Academies, Inc.), 5 5/8s, 9/1/42	BB+	315,000	323,010
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	675,000	692,321
(Great Hearts Academies), 5s, 7/1/44	BB+	1,975,000	2,003,262
(BASIS School, Inc.), 5s, 7/1/35	BB	900,000	907,659
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	905,000	936,974

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	1,140,205

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	2,000,000	2,370,320
5s, 12/1/37	A-	2,000,000	2,205,600
5s, 12/1/32	A-	570,000	630,893

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	1,000,000	1,072,550

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,000,000	1,007,660

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5s, 9/1/34	BB+	500,000	496,940

			22,616,549
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	840,000	870,660

			870,660
California (14.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	660,000	753,746
(O'Connor Woods), 5s, 1/1/33	AA-	600,000	662,886

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	A-	1,105,000	1,156,095

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/8s, 6/1/30	Baa1	1,000,000	1,144,110
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,185,780
(Cmnty. Med. Ctrs.), Ser. A, 5s, 2/1/40	A-	750,000	808,733

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	A-	2,150,000	2,194,484

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	465,000	514,202

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	5,000,000	5,940,950
5s, 4/1/42	Aa3	2,000,000	2,231,960

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5s, 8/1/32	BB+	665,000	689,592

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5s, 11/21/45	Baa3	2,000,000	2,097,420
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,643,150

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A1	1,250,000	1,356,625
(Capital Projects), Ser. A, 5s, 4/1/29	A1	2,000,000	2,273,220

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	540,000	541,458

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	1,345,000	1,426,628
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB+/F	3,000,000	3,349,770
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,000,000	1,102,760
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	450,000	450,288
(U. CA Irvine E. Campus Apts. Phase 1), 5 1/8s, 5/15/31	Baa2	2,250,000	2,464,290

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,005,000	1,005,101
5s, 9/2/30	BB+/P	245,000	245,037

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5s, 9/1/28	A-	380,000	421,181

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	1,500,000	1,738,785

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5 3/4s, 6/1/47	B3	1,000,000	849,100
Ser. A-2, 5.3s, 6/1/37	B3	2,000,000	1,622,300
Ser. A-1, 5 1/8s, 6/1/47	B3	3,235,000	2,512,139

Irvine Pub. Fac. & Infrastructure Auth. Special Assmt. Bonds, Ser. A, 4 1/4s, 9/2/24	A-	500,000	515,710

Univ. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36(T)	AA	7,000,000	7,928,060

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/36	BBB-/F	325,000	340,668

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5s, 5/15/30	AA	1,000,000	1,129,640

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	400,000	422,764

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	981,900

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	800,000	969,112
(Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	500,000	562,840

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5s, 9/15/32	BBB	495,000	534,674

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	350,000	378,067

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5s, 5/1/30	A1	600,000	661,152

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds
(No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB-/P	2,000,000	413,980
(Mission Bay), Ser. C, zero %, 8/1/38	BBB-/P	2,000,000	560,320

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB+	250,000	283,528

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5s, 1/15/34	BBB-	920,000	989,506

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,625,000	1,833,293

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	835,000	836,344

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	410,550

			63,133,898
Colorado (3.8%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5s, 12/1/43	BB+	400,000	410,656

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5 3/8s, 9/1/26	Baa1	500,000	567,050

CO State Educ. & Cultural Fac. Auth. Rev. Bonds (Skyview Academy), 5 1/8s, 7/1/34	BB+	755,000	772,025

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	857,174
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB+/F	300,000	329,862
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,925,000	1,963,635
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	Baa1	250,000	275,103
(Valley View Assn.), 5 1/4s, 5/15/42	A-	3,495,000	3,674,713
(Evangelical Lutheran Good Samaritan Society), Ser. A, 5s, 6/1/45	Baa1	1,500,000	1,585,770
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	900,000	944,352
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	Baa1	1,100,000	1,161,017

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	AA-	1,000,000	1,003,890

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5 1/4s, 12/1/34	BB/P	220,000	227,407

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5s, 12/1/40	BB/P	1,650,000	1,657,920

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	844,583

			16,275,157
Delaware (0.8%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	500,000	556,685
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	2,600,000	2,813,980

			3,370,665
District of Columbia (2.5%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	2,500,000	2,647,225
(Howard U.), Ser. A, 6 1/4s, 10/1/32	BBB	1,000,000	1,075,610
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,146,770

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B-/F	7,500,000	930,600

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5 1/4s, 1/1/39	BB-/P	250,000	245,690

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail), 5s, 10/1/53	Baa1	1,500,000	1,553,100
(2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	10,000,000	2,852,000

			10,450,995
Florida (5.2%)

Capital Trust Agcy Rev. Bonds (Faulk Sr. Svcs., LLC), 6 3/4s, 12/1/44	B-/P	165,000	153,130

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4 1/8s, 5/1/31	A-	500,000	500,795

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	400,000	431,120

FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	30,000	30,465

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5s, 4/1/32	BBB+	600,000	641,958

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	1,017,330

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	D/P	335,000	233,190

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	260,000	271,193

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	2,450,000	2,454,998

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	500,000	536,400

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	886,880

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4 7/8s, 5/1/35	BB-/P	500,000	495,645

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	1,075,000	1,112,851
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	1,500,000	1,573,050

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	500,000	506,565

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5s, 11/15/29	Baa1	1,000,000	1,096,260

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5s, 9/15/34	BBB-	1,240,000	1,274,658

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5s, 5/1/29	BB-/P	570,000	600,210

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	2,000,000	2,184,080

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	470,000	391,270

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	1,000,000	1,128,600

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	480,000	518,472

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	B-/P	790,000	790,466

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	500,000	508,950

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	885,000	885,000

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	410,000	473,632

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	BBB-/P	455,000	473,846

Village Community Development District No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31	BB/P	800,000	911,752

			22,082,766
Georgia (3.2%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	2,500,000	3,021,350

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	BB	3,000,000	3,691,560

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5s, 7/15/38	Baa2	750,000	784,065

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	945,000	1,028,311

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30	Baa2	750,000	823,943
Ser. A, 5 1/4s, 10/1/27	Baa2	1,000,000	1,103,680
Ser. A, 5s, 10/1/32	Baa2	1,000,000	1,074,920

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 3/8s, 11/15/29	BBB+	700,000	801,101

Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U., Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	815,000	868,146

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	600,000	614,172

			13,811,248
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/34	BBB	200,000	215,404

			215,404
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	500,952
(Hawaiian Elec. Co. - Subsidiary), 6 1/2s, 7/1/39	Baa1	3,000,000	3,429,360
(Kahala Nui), 5 1/8s, 11/15/32	BBB/F	400,000	431,288

			4,361,600
Illinois (6.0%)

Chicago, G.O. Bonds, Ser. B-2, 5 1/2s, 1/1/37	BBB+	2,000,000	1,938,760

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	1,615,000	1,617,762

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/35	BBB	1,500,000	1,388,655

Chicago, Motor Fuel Tax Rev. Bonds, 5s, 1/1/29	AA+	500,000	514,845

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5s, 1/1/26	A2	2,595,000	2,928,094

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5s, 1/1/39	A-	1,360,000	1,396,557

Chicago, Wtr. Wks Rev. Bonds (2nd Lien), 5s, 11/1/39	A-	875,000	903,700

Cicero, G.O. Bonds, Ser. A, AGM, 5s, 1/1/20	AA	1,250,000	1,406,238

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing)
5 5/8s, 3/1/36	B/P	350,000	350,994
5.4s, 3/1/16	B/P	40,000	40,440

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	BBB+	1,500,000	1,826,310
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,446,820
(IL Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,287,141
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	Caa1	1,500,000	1,585,530
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	BB-/P	1,000,000	1,006,870
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	A	1,575,000	1,661,326

IL State G.O. Bonds, 5s, 3/1/34	A3	750,000	763,418

IL State Fin. Auth. Rev. Bonds (Rush U. Med. Ctr.), Ser. A, 5s, 11/15/38	A1	1,250,000	1,367,200

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32	AA	250,000	273,893

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	1,050,000	1,220,121

			25,924,674
Indiana (3.3%)

IN State Fin. Auth. Rev. Bonds
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/40	BBB-	1,000,000	1,072,260
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/34	BBB-	1,250,000	1,360,913
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	750,000	794,813

IN State Fin. Auth. VRDN, Ser. A-3, 0.01s, 2/1/37	VMIG1	1,700,000	1,700,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/32	BBB+	1,000,000	1,094,900
5s, 2/1/29	BBB+	500,000	555,140

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	3,500,000	3,695,720

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	1,125,000	1,218,296
NATL, 5.6s, 11/1/16	AA-	700,000	739,445
Ser. A, NATL, 5.6s, 11/1/16	AA-	500,000	528,175

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,125,000	1,357,335

			14,116,997
Iowa (2.2%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), Ser. A
5 1/4s, 7/1/17	BB+	1,040,000	1,073,020
5s, 7/1/19	BB+	2,750,000	2,819,603

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	950,000	968,050

IA State Fin. Auth. Midwestern Disaster Rev. Bonds
(IA Fertilizer Co., LLC), 5 1/2s, 12/1/22	BB-	1,000,000	1,055,730
(IA Fertilizer Co.), 5 1/4s, 12/1/25	BB-	1,000,000	1,087,690

Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27	BB/P	1,150,000	1,174,070

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	1,250,000	1,099,938

			9,278,101
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7 1/8s, 5/15/29	BB/P	500,000	556,465

			556,465
Kentucky (1.9%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living II)
7 1/4s, 5/15/41	BB-/P	500,000	564,080
7s, 5/15/30	BB-/P	500,000	564,555

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,100,000	1,241,449

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	900,000	909,369

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa3	500,000	543,530

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare Oblig. Group), 5 1/2s, 10/1/33	A-	3,000,000	3,445,290

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A	700,000	795,641

			8,063,914
Louisiana (1.3%)

LA State Local Govt. Env. Fac. & Cmnty. Dev. Auth. Rev. Bonds (Westlake Chemical Corp.), 6 3/4s, 11/1/32	BBB+	2,200,000	2,418,944

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5s, 5/15/47(FWC)	Baa1	250,000	266,038

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8 3/8s, 7/1/39	B-/P	500,000	512,710

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	1,110,690

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	A3	750,000	753,443

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5 1/4s, 11/15/37	BB/P	385,000	386,090

			5,447,915
Maine (0.5%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba2	1,000,000	1,189,950
(MaineGeneral Health Oblig. Group), 6.95s, 7/1/41	Ba2	1,000,000	1,120,270

			2,310,220
Maryland (1.1%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/37	A-	2,000,000	2,054,400

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	550,000	640,206

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6s, 7/1/34	B-/P	250,000	264,280
(Carroll Lutheran Village, Inc.), 5 1/8s, 7/1/34	BB/P	1,500,000	1,554,735

			4,513,621
Massachusetts (6.4%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	797,882
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	450,850	423,808
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	275,400	271,434
(Boston U.), SGI, 6s, 5/15/59	A1	500,000	612,895
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	200,000	221,226
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	88,265	74,358
(New England Conservatory of Music), U.S. Govt. Coll., 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	805,000	902,727
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,806,301
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	1,000,000	1,048,640
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	565,483
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	439,022	2,656

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	1,082,403

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton), Ser. 1, U.S. Govt. Coll., 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,050,000	1,227,923

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA	530,000	574,642

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	2,550,000	2,558,747
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,000,000	1,147,920
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	330,776	33
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	950,000	1,063,430
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,694,610
(Springfield College), 5 5/8s, 10/15/40	Baa1	450,000	487,890
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,195,810
(Springfield College), 5 1/2s, 10/15/26	Baa1	1,500,000	1,655,415
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	255,415
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	AA	1,500,000	1,504,485
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,296,888

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	750,000	804,150

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	1,500,000	1,701,330
5s, 7/1/41	A1	1,500,000	1,656,945

			27,635,446
Michigan (5.4%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,660,000	1,798,726

Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5 1/4s, 7/1/39	Ba1	750,000	734,955

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	2,195,000	2,315,418

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5 1/2s, 11/15/45	BB+/F	500,000	497,035
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	600,000	631,236

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,000,000	2,363,580
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	1,600,000	1,808,960
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	2,565,000	2,630,510

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,621,094

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	1,250,000	1,463,288

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/48	B-	4,000,000	3,329,320

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp.), 5 1/2s, 6/1/20	AA-	1,480,000	1,536,506

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,280,600

			23,011,228
Minnesota (2.9%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,940,000	2,230,942
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,060,000	1,218,968

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	700,252

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	315,000	331,204

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB	750,000	784,103

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5s, 9/1/34	BB+	800,000	809,280

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,161,900

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5 1/4s, 9/1/30	B-/P	500,000	519,110
5 1/4s, 9/1/27	B-/P	750,000	789,758

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 7 1/2s, 1/1/39 (Prerefunded 1/1/16)	AAA/P	500,000	514,600

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6 5/8s, 9/1/42	BBB-	250,000	280,338
6 3/8s, 9/1/31	BBB-	250,000	287,530

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35 (Prerefunded 11/15/15)	BBB-	1,350,000	1,371,884

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5s, 11/15/40	BBB-	300,000	312,717

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	1,125,000	1,127,576

			12,440,162
Mississippi (0.4%)

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	1,600,000	1,811,424

			1,811,424
Missouri (0.6%)

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	B/P	1,500,000	1,491,705

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6 5/8s, 7/1/34	A3	1,000,000	1,178,680

			2,670,385
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	510,565

			510,565
Nebraska (0.8%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A3	1,500,000	1,651,830

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 1/2s, 1/1/30	AA/F	1,000,000	1,134,220

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A
5s, 1/1/39	A1	250,000	274,958
5s, 1/1/38	A1	250,000	275,718

			3,336,726
Nevada (1.2%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,050,000	1,173,848

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Mountains Edge Local No. 142), 5s, 8/1/21	BBB-	585,000	631,385
(Summerlin No. 151), 5s, 8/1/20	BB/P	400,000	400,000
(Summerlin No. 151), 5s, 8/1/16	BB/P	945,000	945,000

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB+/P	355,000	365,970
(No. T-18), 5s, 9/1/16	B-/P	715,000	713,091

Las Vegas, Special Assmt. Bonds
5s, 6/1/31	B+/P	450,000	452,840
(Dist. No. 607 Local Impt.), 5s, 6/1/23	BBB-/P	420,000	449,698

			5,131,832
New Hampshire (1.8%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6 7/8s, 7/1/41	BB+/P	2,000,000	2,243,840
(Rivermead), Ser. A, 6 5/8s, 7/1/31	BB+/P	1,320,000	1,488,023
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,879,669

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,922,632

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4s, 4/1/29	B1	350,000	351,985

			7,886,149
New Jersey (8.2%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	2,200,000	2,258,564

NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6s, 10/1/33	BBB	1,000,000	1,130,520
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	1,000,000	1,071,480
(MSU Student Hsg. - Provident Group - Montclair LLC), 5 3/8s, 6/1/25	Baa3	2,000,000	2,226,900
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	300,000	305,286
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	BB-	3,000,000	3,262,350
(United Methodist Homes), Ser. A, 5s, 7/1/29	BBB-/F	500,000	526,785
5s, 6/15/26	Baa1	500,000	541,565

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5 5/8s, 11/15/30	BB-	1,500,000	1,693,230

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	869,357

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	2,600,000	2,930,746
Ser. D, 4 7/8s, 11/1/29	A1	700,000	745,325

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	2,250,000	2,506,478
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,000,000	2,183,980
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,549,900

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	1,000,000	1,073,950

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B3	5,000,000	3,750,500
Ser. 1A, 4 3/4s, 6/1/34	B3	2,210,000	1,649,014
zero %, 6/1/41	A-	10,000,000	2,512,400

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,450,000	1,557,822

			35,346,152
New Mexico (1.7%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa2	500,000	550,695
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	4,500,000	4,584,735
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A2	2,000,000	2,192,060

			7,327,490
New York (9.6%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 3/4s, 7/1/28 (Prerefunded 7/1/18)	AAA/P	600,000	699,114

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,783,436

NY City, Indl. Dev. Agcy. Special Fac. Mandatory Put Bonds (8/1/16) (JFK Intl. Arpt.), Ser. B, 2s, 8/1/28	BB/P	1,000,000	1,002,050

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	815,000	839,923
(British Airways PLC), 5 1/4s, 12/1/32	BB	3,425,000	3,442,091

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, 5s, 6/15/31(T)	AA+	10,000,000	11,449,500

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5s, 3/15/38	AAA	1,500,000	1,697,295

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	793,411

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds (NYU Hosp. Ctr.), 5s, 7/1/34	A3	500,000	554,120

NY State Dorm. Auth. Revs. bonds, Ser. C, 5s, 3/15/31(T)	AAA	5,000,000	5,709,042

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	3,800,000	3,811,856

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	B1	1,000,000	998,700

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5 3/8s, 11/15/40	BB-/P	750,000	786,510
Class 1, 5s, 11/15/44	BB-/P	2,250,000	2,268,113

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31	Ba2	1,620,000	1,736,672

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,161,870

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	155,000	155,020

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. ), Ser. A-1, 0.01s, 7/1/37	VMIG1	1,450,000	1,450,000

			41,338,723
North Carolina (2.1%)

Dept. Trans. Private Activity Rev. Bonds (I-77 Hot Lanes), 5s, 12/31/37	BBB-/F	300,000	317,772

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24 (Prerefunded 1/1/19)	A-	750,000	892,358

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	2,049,900
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,150,215

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Pennybyrn at Maryfield, Inc.), 5s, 10/1/35	BB/P	375,000	384,390

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	1,000,000	1,049,920
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,730,986
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	95,000	95,078
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F	1,000,000	1,029,760
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5s, 9/1/37	BB/P	500,000	496,675

			9,197,054
Ohio (4.6%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B-	850,000	715,887
Ser. A-2, 6s, 6/1/42	B3	2,500,000	2,025,250
Ser. A-2, 5 7/8s, 6/1/30	B-	1,315,000	1,083,652
Ser. A-2, 5 3/4s, 6/1/34	B-	3,675,000	2,916,113

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB-	2,750,000	2,994,393

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	644,000	77,216

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 5 5/8s, 8/15/29 (Prerefunded 8/15/18)	A3	1,530,000	1,697,872

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB-	1,000,000	1,107,350

Northeast Regl. Swr. Dist. Rev. Bonds, 5s, 11/15/39	Aa1	1,500,000	1,704,870

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	450,000	453,272

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	800,000	859,232

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5s, 12/31/35	AA	750,000	819,143

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	1,550,000	1,601,073

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	900,000	961,353
(Memorial Hlth. Syst.), 5s, 12/1/43	BB/F	150,000	150,767

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa1	500,000	614,350

			19,781,793
Oklahoma (0.9%)

OK Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds (Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37	Aaa	360,000	361,069

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7 1/8s, 11/1/30	BB-/P	1,250,000	1,363,463

Tulsa, Muni. Arpt. Trust Mandatory Put Bonds (6/1/25) (American Airlines, Inc.), 5s, 6/1/35	BB-	750,000	812,918

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5 1/2s, 12/1/35	B+/P	1,250,000	1,332,425

			3,869,875
Oregon (0.4%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.4s, 10/1/44	BB-/P	500,000	543,205
(Terwilliger Plaza, Inc.), 5s, 12/1/29	BBB/F	350,000	371,322

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	700,000	774,235

			1,688,762
Pennsylvania (5.4%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3	1,000,000	1,079,390

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 11/1/24	BB-	1,500,000	1,675,365

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	350,000	371,903

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	1,000,000	1,029,180

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	647,063

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	A-	3,000,000	3,200,250

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5 3/4s, 7/1/35	B+/P	1,500,000	1,472,895

Northampton Cnty., Hosp. Auth. Mandatory Put Bonds (8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s, 8/15/32	A3	1,500,000	1,550,145

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	800,000	864,336

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	1,650,000	1,671,203

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	500,000	557,930
(Edinboro U. Foundation), 5.8s, 7/1/30	Baa3	1,000,000	1,062,940
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB	785,000	832,445
(Indiana U.), Ser. A, 5s, 7/1/41	BBB+	500,000	523,135

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5s, 12/1/44	A1	1,000,000	1,099,180
Ser. A, 5s, 12/1/38	A1	500,000	554,160

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	1,055,000	1,151,564

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30	A-	1,000,000	1,101,280

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 8/1/17 (In default)(NON)	D/P	2,583,821	258

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	1,325,000	1,415,286

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5s, 7/1/35	BBB-/F	785,000	818,614

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.), 5s, 3/1/22	BBB	560,000	587,826

			23,266,348
Puerto Rico (1.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	1,300,000	1,304,459

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	Caa3	1,000,000	750,080
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	AA-	1,000,000	996,260

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	CCC-	2,300,000	897,000
Ser. C, 5 3/8s, 8/1/36	CCC-	530,000	206,700
Ser. A, AMBAC, zero %, 8/1/47	Caa3	3,000,000	329,340

			4,483,839
South Carolina (1.6%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/30	Baa2	1,135,000	1,137,281

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,533,310
Ser. A, 5 1/2s, 12/1/54	AA-	2,000,000	2,238,400

			6,908,991
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,450,000	1,631,511

			1,631,511
Texas (12.7%)

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,735,000	4,038,021

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	525,000	570,255

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	582,255
5s, 8/15/32	BBB	315,000	336,316

Grand Parkway Trans. Corp. Rev. Bonds, Ser. B, 5 1/4s, 10/1/51	AA+	2,000,000	2,234,309

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of Greater Houston), Ser. A, 5s, 6/1/33	Baa3	1,000,000	1,061,710

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	350,000	350,000

Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5s, 7/15/35	BB-	2,500,000	2,577,000
Ser. A, 5s, 7/1/24	A	1,500,000	1,699,380
(United Airlines, Inc.), 4 3/4s, 7/1/24	BB-	1,300,000	1,382,394

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44 (Prerefunded 8/15/19)	BBB	1,100,000	1,314,060
6 1/4s, 8/15/39 (Prerefunded 8/15/19)	BBB	1,975,000	2,349,717

La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds (Meridian World School, LLC), Ser. A, 5 1/4s, 8/15/35	BB+	1,000,000	996,300

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa1	3,500,000	3,785,460

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	1,000,000	1,130,600
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	1,250,000	1,312,325

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	500,000	502,525
(NCCD College Station Properties, LLC), Ser. A, 5s, 7/1/47	Baa3	500,000	512,945
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/39	Baa3	500,000	513,040
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	530,000	565,229

Newark, Cultural Ed. Fac. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/42	BBB-	670,000	691,460

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/4s, 12/1/47	BBB-	2,000,000	2,160,260

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6s, 1/1/25	A2	120,000	133,072
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	880,000	989,252
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38 (Prerefunded 1/1/18)	A3	1,750,000	1,956,850

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7 3/4s, 11/15/44	B-/P	420,000	487,570
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	39,000	215
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	749,000	4,120
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	441,000	2,426
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	76,000	418
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	1,124,000	6,182
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15s, 11/15/27 (In default)(NON)	D/P	593,000	3,262

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	2,000,000	2,004,560
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5 1/2s, 11/15/45	BB/F	1,000,000	1,003,020
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,900,000	1,994,221
(Air Force Village), 5 1/8s, 5/15/27	BBB-/F	2,850,000	2,930,000

Travis Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A, 5 1/4s, 8/15/42	BB+	1,000,000	1,012,860

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	2,000,000	2,317,040

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	Baa2	2,000,000	2,414,640
(LBJ Infrastructure), 7s, 6/30/40	Baa3	2,500,000	2,982,875

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5s, 10/1/44	Aaa	1,500,000	1,700,025

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.9s, 7/2/24	AA+	250,000	251,498

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,500,000	1,636,695

			54,496,362
Virginia (2.5%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/24	BB/P	600,000	606,462

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5s, 10/1/45	BBB/F	1,500,000	1,589,385

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.4s, 3/1/45	B/P	1,000,000	1,013,380

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes), 5s, 6/1/22	BB+/P	625,000	674,344

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5s, 3/1/35	B/P	500,000	496,895

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5s, 7/1/31	BB+/P	1,250,000	1,273,363
4 7/8s, 7/1/21	BB+/P	1,000,000	1,030,510

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	900,000	1,027,449
(Express Lanes, LLC), 5s, 7/1/34	BBB-	1,150,000	1,205,764

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	1,700,000	1,962,480

			10,880,032
Washington (3.6%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,778,865

Port of Seattle, Rev. Bonds, Ser. C, 5s, 4/1/40(FWC)	A1	625,000	679,469

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	BB+	300,000	312,168

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5 3/4s, 12/1/35	Baa2	2,500,000	2,745,375

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-	1,275,000	1,406,376

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	400,000	431,464

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,216,780
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,300,000	1,562,795
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	810,000	778,847

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Heron's Key Oblig. Group), Ser. A, 7s, 7/1/50(FWC)	B-/P	500,000	499,305

			15,411,444
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	735,000	761,431

			761,431
Wisconsin (1.4%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	350,000	380,779

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB+/P	1,350,000	1,568,741
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	1,250,000	1,490,238

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5 3/4s, 11/15/44	BB-/P	1,800,000	1,901,826

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5s, 9/1/30	BB/F	800,000	807,520

			6,149,104

Total municipal bonds and notes (cost $521,009,968)			$559,886,376

PREFERRED STOCKS (0.9%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		3,550,000	$3,852,815

Total preferred stocks (cost $3,550,000)			$3,852,815

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$2,435

Total common stocks (cost $1,273,945)			$2,435

TOTAL INVESTMENTS

Total investments (cost $525,833,913)(b)			$563,741,626

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $429,443,646.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $525,399,492, resulting in gross unrealized appreciation and depreciation of $47,015,350 and $8,673,216, respectively, or net unrealized appreciation of $38,342,134.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $17,324,710 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	35.80%
	Utilities	19.2
	Transportation	16.7
	Education	13.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $30,865,467 were held by the TOB trust and served as collateral for $13,540,757 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $5,063 for these investments based on an average interest rate of 0..04%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,435	$—	$—
Total common stocks	2,435	—	—
Municipal bonds and notes	$—	$559,800,500	$85,876
Preferred stocks	—	3,852,815	—

Totals by level	$2,435	$563,653,315	$85,876

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015